Discontinued operations - Disposal of YY Live business (Details) - USD ($) $ in Thousands		1 Months Ended
	Feb. 25, 2025	Feb. 28, 2025	Feb. 28, 2021	Dec. 31, 2024	Dec. 31, 2023	Nov. 16, 2020
Current liabilities
Net assets subject to disposal related to YY Live				$ 38,194	$ 38,194
Consideration received related to disposal of YY Live				1,859,325	1,859,699
Held for sale | YY Live
Current assets
Cash and cash equivalents				201,393	201,393
Accounts receivable, net				18,239	18,239
Prepayments and other current assets				4,986	4,986
Total current assets				224,618	224,618
Non-current assets
Deferred tax assets				4,294	4,294
Property and equipment, net				10,356	10,356
Intangible assets, net				7,456	7,456
Other non-current assets				3,814	3,814
Total non-current assets				25,920	25,920
Total assets				250,538	250,538
Current liabilities
Accounts payable				1,117	1,117
Deferred revenue				49,495	49,495
Advances from customers				12,663	12,663
Income taxes payable				9,787	9,787
Accrued liabilities and other current liabilities				139,282	139,282
Total current liabilities				212,344	212,344
Total liabilities				212,344	$ 212,344
Net assets subject to disposal related to YY Live						$ 38,194
Total consideration related to disposal						$ 3,600,000
Consideration received related to disposal of YY Live				$ 1,900,000
Disposed of by sale | YY Live
Current liabilities
Amount of cash consideration received			$ 1,860,000
Disposed of by sale | YY Live | Subsequent Event
Current liabilities
Total consideration related to disposal	$ 2,100,000	$ 2,100,000
Amount of cash consideration received	$ 240,000	$ 240,000